Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2016
Variable Interest Entities [Abstract]
Schedule of Variable Interest Entities
The carrying amount and maximum exposure to losses relating to VIE in which the Company holds a significant variable interest but is not the primary beneficiary, and which have not been consolidated, were as follows:

	Balance at December 31, 2016		Balance at December 31, 2015
			(Adjusted)
	Carrying amount	Maximum exposure to loss	Carrying amount	Maximum exposure to loss
Equity method investment	$10,950	$10,950	$14,762	$14,762
Accounts receivable	236	236	1,165	1,165